Accounting Policies and Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Accounting Policies and Recent Accounting Pronouncements

(2)    Accounting Policies and Recent Accounting Pronouncements

(a)	Basis of Presentation

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted. The accompanying unaudited condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2019 (“2019 Form 20-F”) filed with the Securities and Exchange Commission on March 30, 2020.

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, and disclosure of contingent assets and liabilities in the financial statements. The Company’s management evaluates its estimates on an ongoing basis, including those related to container rental equipment, containers held for sale, allowance for credit losses, income taxes and accruals. Actual results could differ from those estimates under different assumptions or conditions.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting of only normal and recurring adjustments) necessary to present fairly the Company’s condensed consolidated balance sheet as of September 30, 2020, the Company’s condensed consolidated statements of operations for the three and nine months ended September 30, 2020 and 2019, condensed consolidated statements of comprehensive income for the three and nine months ended September 30, 2020 and 2019, condensed consolidated statements of shareholders’ equity for the nine months ended September 30, 2020 and 2019 and condensed consolidated statements of cash flows for the nine months ended September 30, 2020 and 2019. These condensed consolidated financial statements are not necessarily indicative of the results of operations or cash flows that may be reported for the remainder of the fiscal year ending December 31, 2020.

(b)	Principles of Consolidation and Variable Interest Entity

The condensed consolidated financial statements of the Company include TGH and all of its subsidiaries in which the Company has a controlling financial interest. All significant intercompany accounts and balances have been eliminated in consolidation.

TAP Funding

TAP Funding Ltd. (“TAP Funding”) (a Bermuda company) is a joint venture between the Company’s wholly-owned subsidiary, Textainer Limited (“TL”) (a Bermuda company) and TAP Ltd. (“TAP”) in which TL owns 50.1%, TAP owns 49.9% of the common shares of TAP Funding, and TAP Funding is a voting interest entity (“VME”). The Company consolidates TAP Funding as the Company has a controlling financial interest in TAP Funding.

The equity owned by TAP in TAP Funding is shown as a noncontrolling interest on the Company’s condensed consolidated balance sheets and the net income (loss) is shown as net income (loss) attributable to the noncontrolling interests on the Company’s condensed consolidated statements of operations.

(c)	Containers

Capitalized container costs include the container cost payable to the manufacturer and the associated transportation costs incurred in moving the Company’s containers from the manufacturer to the containers’ first destined port. Containers are depreciated using the straight-line method over their estimated useful lives to an estimated dollar residual value. Used containers are depreciated based upon their remaining useful lives at the date of acquisition to an estimated dollar residual value.

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of September 30, 2020 and December 31, 2019 were as follows:

	September 30, 2020			December 31, 2019
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,547,254	$(419,359)	$1,127,895	$1,627,878	$(396,247)	$1,231,631
40'	146,052	(54,449)	91,603	167,011	(58,852)	108,159
40' high cube	2,578,755	(647,698)	1,931,057	2,510,937	(592,374)	1,918,563
45' high cube	28,085	(12,434)	15,651	28,670	(11,488)	17,182
Refrigerated containers:
20'	20,428	(8,233)	12,195	20,484	(7,258)	13,226
20' high cube	2,905	(1,962)	943	5,139	(3,090)	2,049
40' high cube	1,154,531	(382,930)	771,601	1,052,707	(338,068)	714,639
Open top and flat rack containers:
20' folding flat	17,352	(4,981)	12,371	17,617	(4,538)	13,079
40' folding flat	49,738	(17,996)	31,742	51,152	(17,278)	33,874
20' open top	13,765	(1,700)	12,065	13,259	(1,625)	11,634
40' open top	22,573	(4,652)	17,921	23,313	(4,351)	18,962
Tank containers	88,147	(10,400)	77,747	81,151	(7,998)	73,153
Total containers	$5,669,585	$(1,566,794)	$4,102,791	$5,599,318	$(1,443,167)	$4,156,151

See Note 4 “Managed Container Fleet” for information on the managed fleet containers included above.

Impairment of Container Rental Equipment

The Company reviews its containers for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The Company compares the carrying value of the containers to the expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying value exceeds expected future undiscounted cash flows, the assets are reduced to fair value. There was no such impairment of the Company’s leasing equipment for the three and nine months ended September 30, 2020 and 2019.

Write-Off of Container Rental Equipment due to Lessees in Default

The Company evaluates the recoverability of the recorded amounts of containers that are unlikely to be recovered from lessees in default. The Company recorded a gain on container recovery of $1,525 during the nine months ended September 30, 2020 due to a settlement agreement with an insolvent lessee on containers which were previously written off in 2018. The Company recorded impairment (recoveries) charges during the three and nine months ended September 30, 2019 of $(576) and $7,154, respectively, to write-off containers that were unlikely to be recovered from lessees in default, net of gains of $576 and $1,919 associated with recoveries on containers previously estimated as lost with lessees in default for the three and nine months ended September 30, 2019, respectively. These amounts are recorded in the condensed consolidated statements of operations as “container lessee default expense (recovery), net”.

Impairment of Containers Held for Sale

Containers identified as being available for sale are valued at the lower of carrying value or fair value, less costs to sell. The Company records impairment to write-down the value of containers held for sale to their estimated fair value, less cost to sell, under observable (Level 2) market inputs. The fair value was estimated based on recent gross sales proceeds for sales of similar containers. Any subsequent increase in fair value less costs to sell is recognized as a reversal of container impairment but not in excess of the cumulative loss previously recognized. The carrying value of containers held for sale that have been impaired to write down the value of the containers to their estimated fair value less cost to sell was $15,253 and $22,217 as of September 30, 2020 and December 31, 2019, respectively. When containers are sold or otherwise disposed of, the cost and related accumulated depreciation are removed, and any resulting gain or loss is recognized.

During the three and nine months ended September 30, 2020, the Company recorded container impairments of $3,041 and $10,382, respectively, and during the three and nine months ended September 30, 2019, the Company recorded container impairments of $5,927 and $9,915, respectively, to write down the value of containers held for sale to their estimated fair value less cost to sell, net of reversals of previously recorded impairments on containers held for sale due to rising used container prices. These impairment charges are included in “depreciation expense” in the condensed consolidated statements of operations.

(d)	Concentrations

The Company’s customers are mainly international shipping lines, which transport goods on international trade routes. Once the containers are on-hire with a lessee, the Company does not track their location. The domicile of the lessee is not indicative of where the lessee is transporting the containers. The Company’s business risk in its foreign concentrations lies with the creditworthiness of the lessees rather than the geographic location of the containers or the domicile of the lessees.

Except for the lessees noted in the tables below, no other single lessee made up greater than 10% of the Company’s lease rental income from its owned fleet for the three and nine months ended September 30, 2020 and 2019 and more than 10% of the Company’s gross accounts receivable from its owned fleet as of September 30, 2020 and December 31, 2019:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Lease Rental Income - owned fleet	2020	2019	2020	2019
Customer A	18.6%	15.9%	17.7%	15.0%
Customer B	12.5%	13.2%	13.0%	13.3%

Gross Accounts Receivable- owned fleet	September 30, 2020	December 31, 2019
Customer A	22.7%	17.1%
Customer B	13.2%	11.2%

Total fleet lease rental income, as reported in the condensed consolidated statements of operations, comprises revenue earned from leases on containers in the Company’s total fleet, including revenue earned from leases on containers in its managed fleet. Except for the lessees noted in the table below, no other single lessee accounted for more than 10% of the Company’s total fleet lease rental income for the three and nine months ended September 30, 2020 and 2019. No other single lessee that accounted for more than 10% of the Company’s gross accounts receivable from its total fleet as of September 30, 2020 and December 31, 2019.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Lease Rental Income - total fleet	2020	2019	2020	2019
Customer A	18.0%	15.1%	17.1%	14.5%
Customer B	12.7%	13.5%	13.6%	13.4%

Gross Accounts Receivable- total fleet	September 30, 2020	December 31, 2019
Customer A	25.6%	16.6%
Customer B	11.1%	12.0%

(e)   Net Income Attributable to Textainer Group Holdings Limited Common Shareholders Per Common Share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to Textainer Group Holdings Limited common shareholders by the weighted average number of shares outstanding during the applicable period. Diluted EPS reflects the potential dilution that could occur if all outstanding share options were exercised for, and all outstanding restricted share units were converted into, common shares. A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Share amounts in thousands	2020	2019	2020	2019
Numerator:
Net income attributable to Textainer Group Holdings Limited common shareholders	$16,952	$10,578	$28,562	$27,942
Denominator:
Weighted average common shares outstanding - basic	52,514	57,503	54,221	57,493
Dilutive share options and restricted share units	199	95	96	93
Weighted average common shares outstanding - diluted	52,713	57,598	54,317	57,586
Net income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$0.32	$0.18	$0.53	$0.49
Diluted	$0.32	$0.18	$0.53	$0.49

Share options and restricted share units excluded from the computation of diluted EPS because they were anti-dilutive	1,553	1,783	2,009	1,801

(f)	Fair Value Measurements

The Company’s financial instruments include cash and cash equivalents; restricted cash; accounts receivable and payable; container leaseback financing receivable; net investment in finance leases; due from affiliates, net; container contracts payable; due to container investors, net; debt and derivative instruments. See Note 2 (c) “Containers” and Note 2 (g) “Derivative Instruments and Hedging” for further discussions on fair value of containers held for sale and fair value of derivative instruments, respectively.

At September 30, 2020 and December 31, 2019, the fair value of the Company’s financial instruments approximated the related book value of such instruments except that, the fair value of net investment in finance leases (including the short-term balance) was approximately $614,665 and $299,275 at September 30, 2020 and December 31, 2019, respectively, compared to book values of $614,912 and $295,303 at September 30, 2020 and December 31, 2019, respectively. The fair value of container leaseback financing receivable (including the short-term balance) was approximately $279,623 and $267,551 at September 30, 2020 and December 31, 2019, respectively, compared to book values of $279,406 and $271,658 at September 30, 2020 and December 31, 2019, respectively. The fair value of long-term debt (including current maturities) based on the borrowing rates available to the Company was approximately $3,725,173 and $3,798,683 at September 30, 2020 and December 31, 2019, respectively, compared to book values of $3,721,289 and $3,797,729 at September 30, 2020 and December 31, 2019, respectively.

(g)	Derivative Instruments and Hedging

The Company has entered into various interest rate swap and cap agreements to mitigate its exposure associated with its variable rate debt. The Company has utilized the income approach to measure at each balance sheet date the fair value of its derivative instruments using observable (Level 2) market inputs. The valuation also reflects the credit standing of the Company and the counterparties to the derivative agreements. The credit valuation adjustment was determined to be $369 and $167 (both were additions to the net fair value) as of September 30, 2020 and December 31, 2019, respectively. See Note 9 “Debt and Derivative Instruments” for further discussions.

Derivative instruments are designated or non-designated for hedge accounting purposes. The fair value of the derivative instruments is reflected on a gross basis on the condensed consolidated balance sheets as of September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
Assets
Interest rate swaps - not designated as hedges	$—	$135
Total	$—	$135
Liabilities
Interest rate swaps - designated as hedges	$11,552	$117
Interest rate swaps - not designated as hedges	22,960	13,661
Total	$34,512	$13,778

Designated Derivative Instruments

As of September 30, 2020 and December 31, 2019, the Company has designated interest rate swap agreements for a total notional amount of $775,000 and $110,000, respectively, as a cash flow hedge for accounting purposes. The change in fair value of cash flow hedging instruments during the three and nine months ended September 30, 2020 of $158 pre-tax income and $13,093 pre-tax loss, respectively, were recorded on the condensed consolidated balance sheets in “accumulated other comprehensive loss” and pre-tax losses of $1,130 and $1,658 during the three and nine months ended September 30, 2020, respectively, were reclassified to “interest expense, net” when realized. As of September 30, 2019, none of the derivative instruments were designated by the Company for hedge accounting.

Non-Designated Derivative Instruments

As of September 30, 2020 and December 31, 2019, the Company has non-designated interest rate swap and cap agreements for a total notional amount of $572,750 and $920,500, respectively. The fair value of the non-designated derivative instruments is measured at each balance sheet date and the change in fair value during the three and nine months ended September 30, 2020 of $4,161 and $(9,434), respectively, and change in fair value during the three and nine months ended September 30, 2019 of $(2,478) and $(18,315), respectively, were recorded in the condensed consolidated statements of operations as “unrealized gain (loss) on derivative instruments, net.” The differentials between the fixed and variable rate payments under these agreements are recognized in “realized (loss) gain on derivative instruments, net” in the condensed consolidated statements of operations when realized.

(h)	Revenue Recognition

The components of the Company’s revenue as reported in the condensed consolidated statements of operations and in Note 10 “Segment Information” are as follows:

Lease Rental Income

Lease rental income arises principally from leasing containers to various international shipping lines and includes all rental charges billed to the lessees. Lease rental income - owned fleet comprises rental income for the container fleet owned by the Company. Lease rental income - managed fleet comprises rental income for the container fleet owned by the Container Investors. For lease accounting purposes, the management agreements with these Container Investors are deemed to convey to the Company the right to control the use of the managed containers and are therefore accounted for as “lease rental income - managed fleet” as reported in the condensed consolidated statements of operations (see Note 4 “Managed Container Fleet” for further information).

Revenue is earned and recognized evenly over the period that the equipment is on lease. Where minimum lease payments vary over the lease term, revenue is recognized on a straight-line basis over the term of the lease. Interest income from finance leases and sales-type leaseback transactions that are accounted for as financing transactions are recognized using the effective interest method, which generates a constant rate of interest over the period of the transaction.

Management Fees - Non-leasing

Under the Company’s management service agreements with Container Investors, fees are earned for the acquisition and sale of containers under management. Acquisition fees from purchases of containers for managed fleet are deferred and recognized as earned on a straight-line basis over the deemed lease term.

Trading Container Margin

The Company’s trading container sales proceeds arise from the resale of new and used containers to a wide variety of buyers. The related expenses represent the cost of trading containers sold as well as other selling costs that are recognized as incurred. Revenue is recorded when control of the containers is transferred to the customer, which typically occurs upon delivery to, or pick-up by, the customer and when collectability is reasonably assured.

Gain on Sale of Owned Fleet Containers, Net

The Company also generally sells containers at the end of their useful lives or when it is financially attractive to do so. The gain on sale of owned fleet containers is the excess of the sale price over the carrying value for these units at the time of sale. Revenue is recorded when control of the containers is transferred to the customer, which typically occurs upon delivery to, or pick-up by, the customer and when collectability is reasonably assured.

Gain on sale of owned fleet containers, net, also includes gains (losses) recognized at the inception of sales-type leases of our owned fleet, representing the excess (deficiency) of the estimated fair value of containers placed on sales-type leases over (below) their book value.

For further discussion on the Company’s revenue recognition accounting policy, please refer to Note 1 “Nature of Business and Summary of Significant Accounting Polices” in Item 18, “Financial Statements” in our 2019 Form 20-F.

(i)	Allowance for Credit Losses

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-13, Financial Instruments – Credit Losses (Topic 326) (“ASU 2016-13”), which replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses over the life of the Company’s net investments in finance leases and container leaseback financing receivable. Operating lease receivables are accounted for under Topic 842, Leases and are not within the scope of Topic 326. The guidance requires the measurement of expected credit losses using a forward-looking approach based on relevant information from past events, current conditions, and reasonable and supportable forecasts that affect collectability.

The Company adopted ASU 2016-13 and all related amendments on the effective date of January 1, 2020 using the modified retrospective method by recognizing the cumulative effect adjustment to the opening balance of retained earnings at the adoption date. Periods prior to the adoption date that are presented for comparative purposes are not adjusted. As a result of the adoption of ASU 2016-13, the Company recognized a beginning balance transition adjustment to the allowance for credit losses on January 1, 2020 of $892, with a cumulative effect adjustment to the opening balance of retained earnings in the condensed consolidated balance sheet and condensed consolidated statement of stockholder’s equity as of September 30, 2020.

Accounts receivable, net investment in finance leases and container leaseback financing receivable are stated at amortized cost net of allowance for credit losses. The Company maintains allowances for credit losses resulting from the inability of its lessees to make required payments under operating leases, finance leases and container leaseback financing receivable. Changes in economic conditions or other events may necessitate additions or deductions to the allowance for credit losses (see Note 7 “Allowance for Credit Losses” for further information).

(j)	Recently Issued Accounting Standards

In August 2018, the FASB issued Accounting Standards Update No. 2018-15, Intangibles - Goodwill and Other (Topic 350) - Internal-Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”). The amendments in the update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The amendments are effective for fiscal years beginning after December 15, 2019 and may be applied either retrospectively or prospectively to all implementation costs incurred after the adoption date. The Company adopted ASU 2018-15 on January 1, 2020 using the prospective transition approach and the implementation costs that were capitalized for the nine months ended September 30, 2020 amounted to $1,758 were included in “prepayments and other assets” in the Company’s condensed consolidated balance sheet.

In March 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (“Topic 848”): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). The amendments provide optional guidance for a limited time to ease the potential burden in accounting for reference rate reform. The new guidance provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met, that reference LIBOR or another rate that is expected to be discontinued due to reference rate reform. The amendments in ASU 2020-04 are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. The Company will continue its review of the debt and derivative agreements during the transition period until the LIBOR cessation by the end of 2021. The Company expects the adoption of this guidance will not have a material impact on the Company’s condensed consolidated financial statements.

On April 10, 2020, the FASB issued a question-and-answer document regarding accounting for lease concessions and other effects of the coronavirus disease pandemic (“COVID-19”). The document clarifies that entities may elect to not evaluate whether lease-related relief that lessors provide to mitigate the economic effects of COVID-19 on lessees is a lease modification under Leases ASC 842. Instead, an entity that elects not to evaluate whether a concession is a modification can then elect whether to apply the modification guidance (i.e. assume the relief was always contemplated by the contract or assume the relief was not contemplated by the contract). Both lessees and lessors may make this election only when concessions related to the effects of COVID-19 do not result in a substantial increase in the rights of the lessor or the obligations of the lessee. Upon issuance of this document, the Company made the election to apply the practical expedient method to account for any concessions as if they were contemplated as part of our existing leases and will apply this election consistently for all leases. There were no concessions related to the COVID-19 that were granted (as a lessor) or received (as a lessee) as of September 30, 2020.

(k)	Reclassifications and Changes in Presentation

Certain prior period amounts for the three and nine months ended September 30, 2019 have been reclassified to conform with the 2020 presentation and to the 2019 Form 20-F. Amounts of rental income from trading containers that were on lease were reclassified out of the line item “trading container sales proceeds” and included within the line item “lease rental income – owned fleet” in the condensed consolidated statements of operations to appropriately reflect the nature of the revenue, which represents an immaterial reclassification in the previously reported amounts. The change in the presentation has no impact on “net income.”